Average Annual Total Returns - VY T Rowe Price Capital Appreciation Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P 500® Index 1 Yr		Class ADV S&P 500® Index 5 Yrs		Class ADV S&P 500® Index 10 Yrs		Class ADV S&P 500® Index Since Inception	Class ADV Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class ADV Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class ADV Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class ADV Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class ADV 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class ADV 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class ADV 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class ADV 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P 500® Index 1 Yr		Class I S&P 500® Index 5 Yrs		Class I S&P 500® Index 10 Yrs		Class I S&P 500® Index Since Inception	Class I Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class I Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class I Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class I Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class I 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class I 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class I 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class I 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P 500® Index 1 Yr		Class R6 S&P 500® Index 5 Yrs		Class R6 S&P 500® Index 10 Yrs		Class R6 S&P 500® Index Since Inception	Class R6 Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class R6 Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class R6 Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class R6 Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class R6 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class R6 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class R6 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class R6 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P 500® Index 1 Yr		Class S S&P 500® Index 5 Yrs		Class S S&P 500® Index 10 Yrs		Class S S&P 500® Index Since Inception	Class S Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class S Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class S Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class S Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class S 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class S 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class S 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class S 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P 500® Index 1 Yr		Class S2 S&P 500® Index 5 Yrs		Class S2 S&P 500® Index 10 Yrs		Class S2 S&P 500® Index Since Inception	Class S2 Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class S2 Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class S2 Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class S2 Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class S2 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class S2 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class S2 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class S2 60% S&P 500® Index; 40% Bloomberg Barclays U.S. Government/Credit Index Since Inception
Total	17.54%	12.50%	11.65%		Dec. 16, 2003	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	8.93%	[1]	4.98%	[1]	4.19%	[1]	[1]	15.30%	[1]	11.34%	[1]	10.17%	[1]	[1]	18.28%	13.18%	12.32%		May 02, 2003	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	8.93%	[1]	4.98%	[1]	4.19%	[1]	[1]	15.30%	[1]	11.34%	[1]	10.17%	[1]	[1]	18.27%	13.18%	12.32%		May 03, 2016	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	8.93%	[1]	4.98%	[1]	4.19%	[1]	[1]	15.30%	[1]	11.34%	[1]	10.17%	[1]	[1]	17.97%	12.89%	12.03%		Jan. 24, 2089	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	8.93%	[1]	4.98%	[1]	4.19%	[1]	[1]	15.30%	[1]	11.34%	[1]	10.17%	[1]	[1]	17.82%	12.73%	11.87%		Sep. 09, 2002	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	8.93%	[1]	4.98%	[1]	4.19%	[1]	[1]	15.30%	[1]	11.34%	[1]	10.17%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.